3. Loans, Allowance for Loan Losses and Credit Quality (Details 6)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Contracts modified as TDRs	4	10
Pre-Modification Outstanding Recorded Investment	$ 256,353	$ 635,237
Post- Modification Outstanding Recorded Investment	$ 287,385	$ 663,007
Residential real estate - 1st lien
Number of Contracts modified as TDRs	4	8
Pre-Modification Outstanding Recorded Investment	$ 256,353	$ 572,418
Post- Modification Outstanding Recorded Investment	$ 287,385	$ 598,030
Residential Real Estate Jr Lien
Number of Contracts modified as TDRs		2
Pre-Modification Outstanding Recorded Investment		$ 62,819
Post- Modification Outstanding Recorded Investment		$ 64,977